Related Parties and Others - Details of Major Transactions with Related Parties (Paranthetical) (Detail) - KRW (₩)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts outstanding receivables excluded from related parties and others	₩ 0
Amounts outstanding payables excluded from related parties and others	0
Long-term borrowings	7,535,290,000,000	₩ 10,230,658,000,000
LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Deposits received from lease agreement	180,000,000,000	180,000,000,000
LG Electronics Inc [member]
Disclosure of transactions between related parties [line items]
Long-term borrowings	1,000,000,000,000	1,000,000,000,000
Acquisition of property, plant and equipment	₩ 184,999,000,000	₩ 320,555,000,000	₩ 517,476,000,000